Exceptional items	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Exceptional items
Exceptional items

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Findus Group integration costs	4.5	3.2	6.0	5.7
Goodfella's Pizza integration costs	0.8	—	0.8	—
Factory optimization	0.5	—	0.5	—
Supply chain reconfiguration	0.2	—	0.2	—
Settlement of legacy matters	0.1	3.3	0.1	3.7
Implementation of strategic opportunities	—	2.6	—	7.8
Remeasurement of indemnification assets	—	2.1	—	(8.3)
Costs related to transactions	—	0.4	—	2.5
Other restructuring costs	—	(0.1)	—	—
Total exceptional items	6.1	11.5	7.6	11.4

Following the acquisition of the Findus Group in November 2015, the Company initiated a substantial integration project. Costs of €4.5 million have been incurred in the three months ended June 30, 2018 (2017: €3.2 million) and €6.0 million for the six months ended June 30, 2018 (2017: €5.7 million) which relate to the roll-out of the Nomad ERP system.

Following the acquisition of the Goodfella’s pizza business in April 2018, the Company has initiated an integration project. Costs of €0.8 million have been incurred in the three and six months ended June 30, 2018.
During the three and six months ended June 30, 2018, the Company has initiated a three-year factory optimization program. The focus of the program will be to develop a new suite of standard manufacturing & supply chain processes, that will provide a single network of optimized factories. The program is expected to provide a number of benefits, including an optimized supply chain infrastructure, benefits derived from the implementation of a standardized global manufacturing and planning processes, and an increased level of sustainable performance improvement. Costs of €0.5 million have been incurred in the three and six months ended June 30, 2018.

Supply chain reconfiguration relates to ongoing activities associated with the closure of the Bjuv manufacturing facility in Sweden which ceased production in 2017. Costs incurred in 2018 relate to the relocation of production to other factories and are partially offset by income from the disposal of the remaining tangible assets. A charge of €0.2 million has been incurred in the three months ended June 30, 2018.

Settlement of legacy matters costs of €0.1 million were recognized in the three months ended June 30, 2018 (2017: €3.3 million) and €0.1 million in the six months ended June 30, 2018 (2017: €3.7 million) from liabilities relating to periods prior to acquisition of the Findus and Iglo businesses by the Company. These were previously classified within 'Implementation of strategic opportunities' and have been reclassified into this line for all successor periods presented.

Implementation of strategic opportunities and other items primarily relates to costs associated with the implementation of Nomad’s strategic vision across the Company and other tax costs. Costs of €2.6 million were incurred in the three months ended June 30, 2017 and €7.8 million for the six months ended June 30, 2017. These costs were reported in prior periods together with costs associated with legacy matters which are now allocated to 'Settlement of legacy matters', which has reduced the 2017 charges accordingly.
Re-measurement of the indemnification assets relates to the movement (up to a cap of the initial value of the shares) in value of shares held in escrow as part of the consideration on the acquisition of the Findus Group as well as the release of indemnification assets associated with the acquisition of the Iglo Group as discussed in Note 11. Therefore the value of the assets may, in the future, be restricted to the value of these shares as at the balance sheet date.
For the three and six months ended June 30, 2017, costs related to transactions relates to enhanced control compliance procedures in territories.
The tax credit impact of the exceptional items for the three months ended June 30, 2018 amounted to €0.4 million (2017: €2.5 million) and for the six months ended June 30, 2018 amounted to €0.8 million (2017: €4.9 million).
Included in the Condensed Consolidated Interim Statements of Cash Flows for the six months ended June 30, 2018 is €17.2 million (2017: €46.4 million) of cash outflows relating to exceptional items. This includes cash flows related to the above items in addition to the cash impact of the settlement of provisions brought forward from previous accounting periods.